Income Taxes (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred compensation	$ 181,575	$ 173,759
Net operating loss carryforwards	40,266	48,831
Accrued expenses	35,443	65,451
Unrealized loss on investments		27,769
Depreciation	12,550	10,055
Receivable reserves	22,870	16,343
Total deferred tax assets	292,704	342,208
Valuation allowance	(8,768)	(12,738)
Deferred tax assets	283,936	329,470
Goodwill and other intangibles	(49,481)	(33,437)
Change in accounting method		(625)
Prepaid expenses	(4,557)	(4,211)
Unrealized gain on investments	(1,459)
Other	(2,986)	(6,070)
Total deferred tax liabilities	(58,483)	(44,343)
Net deferred tax asset	$ 225,453	$ 285,127